LEASES (Tables)	12 Months Ended
Jun. 30, 2023
LEASES [Abstract]
Amounts Recognised in Profit or Loss
The following are the amounts recognised in profit or loss in respect of leases:

		2023	2022
	Note	US$	US$
Amortisation of right-of-use assets	8	(249,387)	(119,706)
Interest expense on lease liabilities		(78,040)	(44,512)
Net amount recognised in profit or loss		(327,427)	(164,218)